SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Gross property and equipment		$ 1,463	$ 1,981
Accumulated depreciation and amortization		(1,394)	(1,816)
Property and equipment, net		$ 69	165
Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment useful life		3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment useful life		5 years
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross property and equipment		$ 363	363
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment useful life		3 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment useful life		5 years
Computer Equipment and software [Member]
Property, Plant and Equipment [Line Items]
Gross property and equipment		$ 882	1,377
Property and equipment useful life		3 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Gross property and equipment		$ 150	189
Property and equipment useful life		5 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Gross property and equipment	[1]	$ 68	$ 52

[1]	Lesser of remaining lease term or estimated useful life